Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Trade And Unbilled Receivables And Contract Assets, Net	TRADE AND UNBILLED RECEIVABLES AND CONTRACT ASSETS, NET
The following table presents the components of trade receivables and contract assets, net as of December 31, 2024 and 2023.

	December 31, 2024	December 31, 2023
Trade and unbilled receivables (1)	$1,006,557	$767,089
Contract assets (2)	1,948,464	1,957,697
Less – allowance for credit loss (3)	(12,135)	(8,024)
	$2,942,886	$2,716,762

(1)    Trade and unbilled receivables balances represents amounts for which the Company's right for consideration is unconditional. The balance also includes receivables from affiliated companies in the amounts of $120,039 and $92,721, as of December 31, 2024 and 2023, respectively. Trade receivables and contract assets are expected to be billed and collected during 2025.

Short and long-term trade receivables and contract assets include amounts related to contracts with the Israeli Ministry of Defense (“IMOD”) in the aggregate amounts of $761,536 and $746,816, as of December 31, 2024 and 2023, respectively.

(2)    Contract assets (unbilled receivables) include unbilled amounts typically resulting from sales under contracts for which over-time method of revenue recognition is utilized, and revenue recognized exceeds the amount billed to the customer.

Contract assets are net of progress payments and advance payments. Contract assets decreased during 2024, primarily due to billings related to the satisfaction or partial satisfaction of performance obligations during 2024 exceeding the revenue recognized. There were no significant credit or impairment losses related to our contract assets during 2024 and 2023.

(3)    Allowance for credit losses reflects its current estimate of credit losses expected to be incurred over the life of the trade receivables based on historical experience, current conditions and reasonable and supportable forecasts. The changes in the allowance for credit losses were as follows:

	2024	2023
Balance as of January 1,	$9,172	$9,162
Current period provision for expected credit loss	5,701	674
Write-off charges against the allowance for expected credit losses	(867)	(664)
Balance as of December 31,	$14,006	$9,172

As for long-term trade and unbilled receivables. (see Note 7).